Fair Value Measurements	9 Months Ended
Sep. 30, 2022
Fair Value Measurements [Abstract]
Fair value measurements
3	Fair value measurements

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Fair Value Hierarchy

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. Valuation techniques that are consistent with the market, income or cost approach, are used to measure fair value.

Assets recorded at fair value on a recurring basis mainly include marketable securities. Additionally, from time to time, the Group records fair value adjustments on a nonrecurring basis. These nonrecurring adjustments typically involve application of LOCOM (the lower of cost or fair value) accounting, write-downs of individual assets or application of the measurement alternative for nonmarketable equity securities.

Fair Value Measurements

A description of the valuation techniques applied to the Group’s major categories of assets and liabilities measured at fair value is as follows.

The Group determines fair value primarily based on pricing sources with reasonable levels of price transparency. Where quoted prices are available in an active market, the Group classifies the assets and liabilities within Level 1 of the valuation hierarchy. If quoted market prices are not available, fair value is primarily determined using pricing models using observable trade data, market data, quoted prices of securities with similar characteristics or discounted cash flows. Such instruments would generally be classified within Level 2 of the valuation hierarchy.

The following table presents the Group’s fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2021 and September 30, 2022.

	September 30, 2022
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	584,738,005	302,608,884	282,129,121	-

Total	584,738,005	302,608,884	282,129,121	-

	December 31, 2021
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	847,047,295	729,255,924	117,791,371	-

Total	847,047,295	729,255,924	117,791,371	-

The following table presents the Group’s fair value hierarchy for those assets measured at fair value on a non-recurring basis as of December 31, 2021 and September 30, 2022.

	September 30, 2022
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Loans(1)	657,992,453	-	657,992,453	-
Loans held-for-sale(2)	11,694,198	-	11,694,198	-
Equity securities(3)	24,010,000	-	24,010,000	-

Total	693,696,651	-	693,696,651	-

	December 31, 2021
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Loans(1)	368,997,898	-	368,997,898	-
Loans held-for-sale(2)	24,696,075	-	24,696,075	-
Equity securities(3)	24,010,000	-	24,010,000	-

Total	417,703,973	-	417,703,973	-

(1)	The Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.

(2)	Loans held for sale are held at LOCOM which may be written down to fair value on a nonrecurring basis.

(3)	Nonmarketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.

During the year ended December 31, 2021 and nine months ended September 30, 2022, there were no transfers between instruments in Level 1 and Level 2. The Group does not have level 3 instruments as of December 31, 2021 and September 30, 2022.